Employee Benefits (Summary of Plan Asset Allocation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Society [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
Society [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Debt	$ 0	$ 0
Equity	104	72
Alternative investments	0	0
Other	0	0
Total	104	72
Society [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	4,245	3,686
Equity	194	153
Alternative investments	1,458	1,351
Other	86	159
Total	$ 5,983	$ 5,349
Society [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	71.00%	70.00%
Society [member] | Debt securities [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	60.00%	60.00%
Society [member] | Debt securities [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	90.00%	90.00%
Society [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	5.00%	4.00%
Society [member] | Equity [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
Society [member] | Equity [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	21.00%	21.00%
Society [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	24.00%	26.00%
Society [member] | Investment funds and trusts [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
Society [member] | Investment funds and trusts [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	29.00%	29.00%
TD Pension Plan [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
TD Pension Plan [member] | Fair Value Quoted [member]
Disclosure of fair value of plan assets [line items]
Debt	$ 0	$ 0
Equity	54	79
Alternative investments	0	0
Other	0	0
Total	54	79
TD Pension Plan [member] | Fair Value Unquoted [member]
Disclosure of fair value of plan assets [line items]
Debt	2,106	1,690
Equity	106	166
Alternative investments	877	734
Other	188	130
Total	$ 3,277	$ 2,720
TD Pension Plan [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	67.00%	63.00%
TD Pension Plan [member] | Debt securities [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	55.00%	55.00%
TD Pension Plan [member] | Debt securities [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	75.00%	75.00%
TD Pension Plan [member] | Equity [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	5.00%	9.00%
TD Pension Plan [member] | Equity [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
TD Pension Plan [member] | Equity [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%
TD Pension Plan [member] | Investment funds and trusts [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	28.00%	28.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Minimum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%
TD Pension Plan [member] | Investment funds and trusts [member] | Maximum [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	38.00%	38.00%